Significant Accounting Policies (Details) - Schedule of Straight-Line Basis Over the Estimated Useful Lives of the Assets	12 Months Ended
Dec. 31, 2023
Leasehold improvements [Member]
Schedule of Straight-Line Basis Over the Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives of assets	Over the lease terms
Music education equipment [Member]
Schedule of Straight-Line Basis Over the Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives of assets	5 years
Furniture and fixtures [Member]
Schedule of Straight-Line Basis Over the Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives of assets	3 years
Office equipment [Member]
Schedule of Straight-Line Basis Over the Estimated Useful Lives of the Assets [Line Items]
Estimated useful lives of assets	3 years